Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of number of shares outstanding
Shares issued at beginning of year	648,475,104	640,667,612	635,676,817
Issued in terms of employee share schemes	900,000	7,807,492	4,990,795
Shares issued at end of year	649,375,104	648,475,104	640,667,612